Provisions and Other Liabilities - Summary of Movements in Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	$ 3,166
Settled during the year	(235)
Change in discount rate	325
Change in amount and timing of cash flows	746
Accretion	186
Additions due to formation of joint operation	44
Other	(5)
Changes in foreign exchange rates	(29)
Provisions, ending balance	4,198
Less current portion of provisions (Note 19)	(347)
Non-current provisions	3,851
Decommissioning and Restoration Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	2,820
Settled during the year	(148)
Change in discount rate	325
Change in amount and timing of cash flows	715
Accretion	180
Additions due to formation of joint operation	44
Other	(5)
Changes in foreign exchange rates	(24)
Provisions, ending balance	3,907
Less current portion of provisions (Note 19)	(301)
Non-current provisions	3,606
Other Provisions
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	346
Settled during the year	(87)
Change in discount rate	0
Change in amount and timing of cash flows	31
Accretion	6
Additions due to formation of joint operation	0
Other	0
Changes in foreign exchange rates	(5)
Provisions, ending balance	291
Less current portion of provisions (Note 19)	(46)
Non-current provisions	$ 245